Selected Quarterly Consolidated Financial Data (unaudited) (Schedule Of Selected Quarterly Consolidated Financial Data) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Selected Quarterly Financial Information [Abstract]
Total revenue	$ 516,180	$ 554,044	$ 590,406	$ 562,679	$ 505,556	$ 557,396	$ 578,523	$ 508,083	$ 2,223,309	[1]	$ 2,149,558	[1]	$ 1,797,392	[1]
Gross profit	140,536	162,059	165,399	169,536	125,071	145,196	147,796	140,964	637,530		559,027		515,459
Net income	$ 53,063	$ 64,715	$ 55,268	$ 66,547	$ 33,698	$ 71,361	$ 52,259	$ 49,589	$ 239,593		$ 206,907		$ 177,125
Basic earnings per share
Net income (in dollars per share)	$ 3.94	$ 4.83	$ 4.12	$ 4.96	$ 2.51	$ 5.22	$ 3.77	$ 3.57	$ 17.85		$ 15.10		$ 12.12
Diluted earnings per share
Net income (in dollars per share)	$ 3.94	$ 4.83	$ 4.12	$ 4.96	$ 2.51	$ 5.22	$ 3.77	$ 3.57	$ 17.85		$ 15.09		$ 12.09

[1]	Net sales to one customer of our petroleum additives segment exceeded 10% of consolidated revenue in 2012, 2011, and 2010. Sales to Shell amounted to $252 million (11% of consolidated revenue) in 2012, $246 million (11% of consolidated revenue) in 2011, and $217 million (12% of consolidated revenue) in 2010. These sales represent a wide range of products sold to this customer in multiple regions of the world.